PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2019 (Unaudited)

FLEXIBLY MANAGED FUND

	Par (000)	Value†
ASSET BACKED SECURITIES — 0.3%
Continental Airlines Pass Through Trust
7.250%, 05/10/21, Series 2009-2 Class A	$466	$467,709
4.150%, 10/11/25, Series 2012-1 Class A	1,557	1,640,055
Domino’s Pizza Master Issuer LLC
4.118%, 07/25/47, Series 2017-1A A23 144A @	4,915	5,141,759
4.116%, 07/25/48, Series 2018-1A A2I 144A @	4,617	4,792,546
Wendy’s Funding LLC, Series 2018-1A A21 3.573%, 03/15/48 144A @	3,155	3,204,780

TOTAL ASSET BACKED SECURITIES (Cost $14,589,679)		15,246,849

	Number of Shares
COMMON STOCKS — 59.5%

Auto Parts & Equipment — 1.0%
Aptiv PLC	467,615	40,878,903

Banks — 0.2%
The PNC Financial Services Group, Inc.	75,700	10,610,112

Beverages — 0.8%
Keurig Dr Pepper, Inc.	1,172,029	32,019,832

Commercial Services — 2.4%
Global Payments, Inc.	222,485	35,375,115
S&P Global, Inc.	273,977	67,118,885

		102,494,000

Diversified Financial Services — 3.9%
Intercontinental Exchange, Inc.	532,032	49,090,593
Visa, Inc., Class A	681,331	117,195,745

		166,286,338

Electric — 5.6%
American Electric Power Co., Inc.	661,133	61,941,551
Eversource Energy	670,386	57,297,891
NextEra Energy, Inc.	255,171	59,452,291
Xcel Energy, Inc.	941,649	61,103,604

		239,795,337

Electronics — 6.3%
Fortive Corp.	1,200,655	82,316,907
PerkinElmer, Inc.	1,409,816	120,074,029
TE Connectivity Ltd.	711,736	66,319,560

		268,710,496

Environmental Control — 1.0%
Waste Connections, Inc.	445,805	41,014,060

Gas — 0.9%
NiSource, Inc.	1,227,082	36,714,293

Healthcare Products — 6.2%
Alcon, Inc.*	1,037,924	60,525,201
Avantor, Inc.*	738,513	10,856,141
Becton Dickinson & Co.	397,688	100,599,156

	Number of Shares	Value†

Healthcare Products — (continued)
Thermo Fisher Scientific, Inc.	318,547	$92,783,185

		264,763,683

Healthcare Services — 0.6%
Anthem, Inc.	25,500	6,122,550
UnitedHealth Group, Inc.	91,000	19,776,120

		25,898,670

Insurance — 2.9%
Marsh & McLennan Cos., Inc.	1,219,279	121,988,864

Internet — 5.5%
Alphabet, Inc., Class A*	6,699	8,180,417
Alphabet, Inc., Class C*	79,223	96,572,837
Amazon.com, Inc.*	47,137	81,825,589
Facebook, Inc., Class A*	267,100	47,565,168

		234,144,011

Lodging — 1.1%
Hilton Worldwide Holdings, Inc.	523,242	48,719,063

Machinery - Diversified — 2.2%
Roper Technologies, Inc.	256,646	91,519,964

Miscellaneous Manufacturing — 5.9%
Danaher Corp.	883,816	127,649,545
General Electric Co.	13,873,686	124,030,753

		251,680,298

Oil & Gas — 0.2%
Concho Resources, Inc.	140,900	9,567,110

Retail — 1.1%
McDonald’s Corp.	73,300	15,738,243
Yum! Brands, Inc.	257,107	29,163,647

		44,901,890

Semiconductors — 4.1%
Maxim Integrated Products, Inc.	950,614	55,050,057
NXP Semiconductors N.V.	417,294	45,535,121
Texas Instruments, Inc.	568,466	73,468,546

		174,053,724

Software — 6.9%
Fiserv, Inc.*	1,230,613	127,479,201
Microsoft Corp.	1,197,100	166,432,813

		293,912,014

Water — 0.7%
American Water Works Co., Inc.	244,838	30,416,225

TOTAL COMMON STOCKS (Cost $2,039,233,255)		2,530,088,887

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2019 (Unaudited)

FLEXIBLY MANAGED FUND

	Par (000)	Value†
REAL ESTATE INVESTMENT TRUSTS — 0.6%

Diversified — 0.6%
American Tower Corp. (Cost $15,303,184)	$109,100	$24,125,283

	Number of Shares
PREFERRED STOCKS — 5.6%

Banks — 1.7%
JPMorgan Chase & Co., Series DD	325,000	8,921,250
State Street Corp., Series E	19,850	502,007
US Bancorp, Series K	175,000	4,712,750
US Bancorp, Series F, (3 M ICE LIBOR + 4.468%)•	71,000	1,941,850
Wells Fargo & Co., Series L, CONV	36,450	55,494,760

		71,572,617

Diversified Financial Services — 0.1%
The Charles Schwab Corp., Series C	150,000	3,957,000
The Charles Schwab Corp., Series D	12,000	323,040

		4,280,040

Electric — 1.8%
Alabama Power Co., Series A	100,000	2,651,000
American Electric Power Co., Inc., CONV	108,544	5,978,604
CMS Energy Corp. 2078	500,000	14,135,000
CMS Energy Corp. 2079	650,000	18,362,500
DTE Energy Co., Series E	340,000	9,462,200
Duke Energy Corp.	340,000	9,336,400
SCE Trust III, Series H (3 M ICE LIBOR + 2.990%) •	151,590	3,739,725
SCE Trust IV, Series J (3 M ICE LIBOR + 3.132%)•	331,975	7,917,604
SCE Trust V, Series K (3 M ICE LIBOR + 3.790%)•	83,319	2,038,816
SCE Trust VI	69,941	1,655,503

		75,277,352

Electronics — 0.2%
Fortive Corp., Series A, CONV	10,921	9,852,162

Gas — 0.2%
NiSource, Inc., Series B (UST Yield Curve CMT 5 Yr + 3.632%)•	319,038	8,856,495

Healthcare Products — 1.5%
Avantor, Inc., CONV	572,536	30,739,458
Becton Dickinson & Co., Series A, CONV	540,703	33,474,922

		64,214,380

Internet — 0.1%
Aurora Innovation, Inc., Series B, CONV*(1),#	354,540	3,276,056

TOTAL PREFERRED STOCKS (Cost $213,223,211)		237,329,102

	Par (000)	Value†
CORPORATE BONDS — 18.4%

Aerospace & Defense — 0.2%
Moog, Inc. 5.250%, 12/01/22 144A @	$170	$172,763
Northrop Grumman Corp. 2.550%, 10/15/22	5,930	6,009,313

		6,182,076

Agriculture — 0.2%
Philip Morris International, Inc.
2.000%, 02/21/20	3,420	3,418,343
(3 M ICE LIBOR + 0.420%) 2.572%, 02/21/20 •	2,285	2,287,986
2.625%, 02/18/22	4,270	4,318,960

		10,025,289

Airlines — 0.1%
Continental Airlines Pass Through Trust, Series 2012-1 Class B 6.250%, 10/11/21	182	184,558
Delta Air Lines Pass Through Trust, Series 2009-1 Class A 7.750%, 06/17/21	175	176,772
U.S. Airways Pass Through Trust
6.750%, 12/03/22, Series 2012-2 Class B	381	400,611
5.375%, 05/15/23, Series 2013-1 Class B	4	3,887
6.250%, 10/22/24, Series 2010-1 Class A	1,194	1,298,694
4.625%, 12/03/26, Series 2012-2 Class A	183	198,275
3.950%, 05/15/27, Series 2013-1 Class A	3	3,619

		2,266,416

Auto Parts & Equipment — 0.0%
Aptiv PLC 4.350%, 03/15/29	400	432,439

Banks — 0.6%
State Street Corp., Class F (3 M ICE LIBOR + 3.597%) 5.250% •µ	4,360	4,436,300
The Bank of New York Mellon Corp.,
(3 M ICE LIBOR + 3.420%) 4.950%, Class E •µ	5,800	5,829,000
(3 M ICE LIBOR + 3.131%) 4.625%, Class F •µ	3,175	3,244,723
The PNC Financial Services Group, Inc., Class S (3 M ICE LIBOR + 3.300%) 5.000% •µ	7,085	7,350,687
US Bancorp, Class J (3 M ICE LIBOR + 2.914%) 5.300% •µ	3,010	3,225,817

		24,086,527

Building Materials — 0.0%
Lennox International, Inc. 3.000%, 11/15/23	760	764,893

Commercial Services — 0.4%
Refinitiv US Holdings, Inc.
6.250%, 05/15/26 144A @	5,610	6,016,669
8.250%, 11/15/26 144A @	7,345	8,107,044

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2019 (Unaudited)

FLEXIBLY MANAGED FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)

Commercial Services — (continued)
Service Corp. International 5.375%, 05/15/24	$3,650	$3,766,946

		17,890,659

Cosmetics & Personal Care — 0.1%
Unilever Capital Corp. 3.000%, 03/07/22	2,305	2,363,055

Diversified Financial Services — 0.0%
Caterpillar Financial Services Corp. 2.250%, 12/01/19	1,155	1,155,192

Electric — 0.4%
American Electric Power Co., Inc., Class I 3.650%, 12/01/21	780	803,386
Berkshire Hathaway Energy Co. 2.400%, 02/01/20	2,550	2,551,881
DTE Energy Co., Class D 3.700%, 08/01/23	2,060	2,160,043
Edison International 2.125%, 04/15/20	1,605	1,601,867
Eversource Energy
2.750%, 03/15/22, Class K	2,550	2,582,816
3.800%, 12/01/23, Class N	1,255	1,327,041
NextEra Energy Capital Holdings, Inc. 2.900%, 04/01/22	2,400	2,443,213
Wisconsin Public Service Corp. 3.350%, 11/21/21	2,025	2,081,611

		15,551,858

Electronics — 0.1%
Amphenol Corp. 2.200%, 04/01/20	2,585	2,585,849

Entertainment — 0.3%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
5.375%, 06/01/24	5,350	5,503,813
5.375%, 04/15/27	5,850	6,261,255
Six Flags Entertainment Corp.
4.875%, 07/31/24 144A @	1,775	1,837,125
5.500%, 04/15/27 144A @	640	682,387

		14,284,580

Food — 0.7%
B&G Foods, Inc. 4.625%, 06/01/21	2,525	2,525,505
Conagra Brands, Inc.
(3 M ICE LIBOR + 0.750%) 3.028%, 10/22/20 •	1,710	1,710,350
3.800%, 10/22/21	10,030	10,351,524
Nestle Holdings, Inc. 3.100%, 09/24/21 144A @	14,330	14,630,950

		29,218,329

Gas — 0.4%
NiSource, Inc.

	Par (000)	Value†

Gas — (continued)
(UST Yield Curve CMT 5 Yr + 2.843%) 5.650% •µ	$5,825	$5,854,125
3.490%, 05/15/27	7,395	7,755,262
4.375%, 05/15/47	3,965	4,438,888

		18,048,275

Healthcare Products — 2.0%
Avantor, Inc.
6.000%, 10/01/24 144A @	9,705	10,399,199
9.000%, 10/01/25 144A @	38,253	42,843,360
Becton Dickinson & Co.
2.675%, 12/15/19	924	924,224
2.894%, 06/06/22	8,479	8,607,948
(3 M ICE LIBOR + 1.030%) 3.142%, 06/06/22 •	3,685	3,700,201
3.363%, 06/06/24	5,782	6,031,138
Hologic, Inc. 4.375%, 10/15/25 144A @	4,550	4,663,750
Teleflex, Inc.
4.875%, 06/01/26	4,245	4,425,412
4.625%, 11/15/27	3,630	3,788,812

		85,384,044

Healthcare Services — 0.1%
Centene Corp. 5.625%, 02/15/21	1,290	1,308,331
Fresenius Medical Care U.S. Finance, Inc. 5.750%, 02/15/21 144A @	1,125	1,171,533
HCA Healthcare, Inc. 6.250%, 02/15/21	1,790	1,874,309

		4,354,173

Household Products & Wares — 0.3%
Reckitt Benckiser Treasury Services PLC
2.375%, 06/24/22 144A @	7,375	7,420,466
(3 M ICE LIBOR + 0.560%) 2.695%, 06/24/22 144A @,•	4,760	4,743,509

		12,163,975

Insurance — 0.1%
Marsh & McLennan Cos., Inc.
2.350%, 03/06/20	1,205	1,205,518
2.750%, 01/30/22	1,705	1,730,724
3.300%, 03/14/23	525	542,626
Trinity Acquisition PLC 4.400%, 03/15/26	1,630	1,767,644

		5,246,512

Internet — 3.0%
Amazon.com, Inc. 2.600%, 12/05/19	4,155	4,156,879
Netflix, Inc.
5.375%, 02/01/21	2,685	2,765,550
5.500%, 02/15/22	2,015	2,135,900
5.875%, 02/15/25	7,510	8,247,031
4.375%, 11/15/26	15,590	15,793,450
4.875%, 04/15/28	29,958	30,480,767
5.875%, 11/15/28	28,915	31,410,364
6.375%, 05/15/29 144A @	18,670	20,677,025

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2019 (Unaudited)

FLEXIBLY MANAGED FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)

Internet — (continued)
Zayo Group LLC 5.750%, 01/15/27 144A @	$12,955	$13,243,897

		128,910,863

Lodging — 0.1%
Hilton Domestic Operating Co., Inc. 4.250%, 09/01/24	2,445	2,490,844
Marriott International, Inc. (3 M ICE LIBOR + 0.650%) 2.752%, 03/08/21 •	1,435	1,440,242

		3,931,086

Machinery - Diversified — 0.2%
Roper Technologies, Inc.
3.650%, 09/15/23	4,120	4,324,990
4.200%, 09/15/28	1,055	1,158,613
Welbilt, Inc. 9.500%, 02/15/24	3,095	3,311,650
Xylem, Inc.
4.875%, 10/01/21	415	436,118
3.250%, 11/01/26	640	659,850

		9,891,221

Media — 2.6%
CCO Holdings LLC/CCO Holdings Capital Corp.
5.250%, 03/15/21	2,135	2,136,708
5.250%, 09/30/22	7,165	7,247,218
5.125%, 02/15/23	2,645	2,687,981
4.000%, 03/01/23 144A @	3,975	4,039,594
5.125%, 05/01/23 144A @	7,659	7,848,484
5.750%, 09/01/23	3,600	3,672,000
5.750%, 01/15/24	4,225	4,320,062
5.875%, 04/01/24 144A @	6,037	6,299,368
5.125%, 05/01/27 144A @	17,325	18,082,969
5.000%, 02/01/28 144A @	23,886	24,692,152
Charter Communications Operating LLC 3.579%, 07/23/20	2,225	2,244,928
Comcast Corp.
(3 M ICE LIBOR + 0.330%) 2.429%, 10/01/20 •	3,405	3,410,777
3.300%, 10/01/20	6,930	7,024,352
(3 M ICE LIBOR + 0.440%) 2.539%, 10/01/21 •	2,690	2,698,319
3.450%, 10/01/21	3,145	3,238,833
Sirius XM Radio, Inc.
3.875%, 08/01/22 144A @	4,805	4,878,577
4.625%, 05/15/23 144A @	4,030	4,105,562

		108,627,884

Miscellaneous Manufacturing — 0.3%
General Electric Co., Class D (3 M ICE LIBOR + 3.330%) 5.000% •µ	14,902	14,076,578

	Par (000)	Value†

Oil & Gas — 0.2%
Shell International Finance BV (3 M ICE LIBOR + 0.450%) 2.631%, 05/11/20 •	$6,720	$6,738,937

Packaging and Containers — 0.7%
Reynolds Group Issuer, Inc.
5.750%, 10/15/20	15,622	15,654,822
6.875%, 02/15/21	2,736	2,742,752
(3 M ICE LIBOR + 3.500%) 5.803%, 07/15/21 144A @,•	4,875	4,881,093
5.125%, 07/15/23 144A @	4,145	4,243,444
Sealed Air Corp. 6.500%, 12/01/20 144A @	3,715	3,831,094

		31,353,205

Pharmaceuticals — 0.6%
Bristol-myers Squibb Co.
(3 M ICE LIBOR + 0.200%) 2.368%, 11/16/20 144A @•	6,705	6,708,679
2.550%, 05/14/21 144A @	10,255	10,336,157
Elanco Animal Health, Inc.
3.912%, 08/27/21	4,225	4,327,011
4.272%, 08/28/23	560	587,877
4.900%, 08/28/28	2,125	2,319,774

		24,279,498

Pipelines — 0.1%
Enterprise Products Operating LLC 3.500%, 02/01/22	3,415	3,526,229
NuStar Logistics LP 4.800%, 09/01/20	2,380	2,418,675

		5,944,904

Real Estate — 1.2%
American Tower Corp. 3.300%, 02/15/21	3,575	3,626,074
Crown Castle International Corp.
4.875%, 04/15/22	7,850	8,345,066
5.250%, 01/15/23	13,865	15,095,781
Equinix, Inc.
5.375%, 01/01/22	1,305	1,334,362
5.375%, 04/01/23	930	950,646
SBA Communications Corp.
4.875%, 07/15/22	11,060	11,207,651
4.000%, 10/01/22	6,905	7,043,100
4.875%, 09/01/24	3,085	3,192,975

		50,795,655

Retail — 1.9%
AutoZone, Inc. 2.500%, 04/15/21	1,915	1,922,609
Dollar Tree, Inc. (3 M ICE LIBOR + 0.700%) 3.003%, 04/17/20 •	1,290	1,290,232
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
5.000%, 06/01/24 144A @	5,705	5,918,938
4.750%, 06/01/27 144A @	16,175	16,842,219

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2019 (Unaudited)

FLEXIBLY MANAGED FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)
Retail — (continued)
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 5.250%, 06/01/26 144A @	$11,273	$11,932,470
New Red Finance, Inc. 4.625%, 01/15/22 144A @	3,340	3,332,318
The Home Depot, Inc.
(3 M ICE LIBOR + 0.310%) 2.448%, 03/01/22 •	2,435	2,438,138
3.250%, 03/01/22	2,020	2,088,944
Yum! Brands, Inc.
3.875%, 11/01/20	7,890	7,968,900
3.750%, 11/01/21	12,855	13,144,237
3.875%, 11/01/23	5,705	5,918,938
6.875%, 11/15/37	3,540	3,964,800
5.350%, 11/01/43	6,155	5,908,800

		82,671,543

Semiconductors — 0.2%
Sensata Technologies BV
4.875%, 10/15/23 144A @	2,595	2,734,481
5.625%, 11/01/24 144A @	880	957,000
5.000%, 10/01/25 144A @	3,150	3,366,563
Sensata Technologies UK Financing Co. PLC 6.250%, 02/15/26 144A @	2,000	2,130,000

		9,188,044

Software — 0.9%
Fiserv, Inc.
2.700%, 06/01/20	5,175	5,188,792
3.800%, 10/01/23	2,460	2,603,308
Solera LLC 10.500%, 03/01/24 144A @	28,991	30,646,966

		38,439,066

Telecommunications — 0.4%
Level 3 Financing, Inc. 5.375%, 08/15/22	3,500	3,519,688
T-Mobile USA, Inc.
6.000%, 03/01/23	1,770	1,803,081
6.500%, 01/15/26	845	908,536
Verizon Communications, Inc.
(3 M ICE LIBOR + 1.000%) 3.119%, 03/16/22 •	4,300	4,364,964
3.125%, 03/16/22	4,300	4,423,943

		15,020,212

TOTAL CORPORATE BONDS (Cost $757,489,765)		781,872,837

LOAN AGREEMENTS — 4.7%‡
Chemicals — 0.0%
HB Fuller Co. (1 M ICE LIBOR + 2.000%) 4.044%, 10/21/24 •	2,028	2,018,341

	Par (000)	Value†

Commercial Services — 1.3%
Financial & Risk US Holdings, Inc. (1 M ICE LIBOR + 3.750%) 5.794%, 10/01/25 •	$39,550	$39,747,878
Gartner, Inc. (1 M ICE LIBOR + 1.500%) 3.544%, 03/21/22 •	865	868,106
Trans Union LLC
(1 M ICE LIBOR + 1.500%) 3.544%, 08/09/22 •	8,024	7,973,998
(1 M ICE LIBOR + 2.000%) 4.112%, 06/19/25 •	5,742	5,756,668

		54,346,650

Cosmetics & Personal Care — 0.3%
Sunshine Luxembourg VII Sarl 0.000%, 07/17/26 ×	14,350	14,409,839

Entertainment — 0.1%
Alpha Topco. Ltd. - Delta 2 (Lux) Sarl (1 M ICE LIBOR + 2.500%) 4.544%, 02/01/24 •	4,225	4,164,794

Household Products & Wares — 0.0%
Prestige Brands, Inc. (1 M ICE LIBOR + 2.000%) 4.044%, 01/26/24 •	242	241,927

Insurance — 0.8%
HUB International Ltd. (3 M ICE LIBOR + 3.000%) 5.267%, 04/25/25 •	34,222	33,798,868

Internet — 0.2%
Zayo Group LLC
(1 M ICE LIBOR + 2.000%) 4.044%, 01/19/21 •	2,376	2,379,103
(1 M ICE LIBOR + 2.250%) 4.294%, 01/19/24 •	4,225	4,231,887

		6,610,990

Pharmaceuticals — 0.3%
NVA Holdings, Inc.
0.000%, 09/19/22 ×	9,100	9,054,500
(1 M ICE LIBOR + 2.750%) 4.794%, 02/02/25 •	4,766	4,760,466

		13,814,966

Software — 1.7%
Azalea TopCo, Inc. (1 M ICE LIBOR + 3.500%) 5.544%, 07/27/26	4,350	4,335,514
Cypress Intermediate Holdings III, Inc. (1 M ICE LIBOR + 2.750%) 4.800%, 04/29/24 •	15,258	15,179,296
Kronos, Inc. (3 M ICE LIBOR + 3.000%) 5.253%, 11/01/23 •	48,781	48,858,096

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2019 (Unaudited)

FLEXIBLY MANAGED FUND

	Par (000)	Value†
LOAN AGREEMENTS‡ — (continued)

Software — (continued)
Ultimate Software Group, Inc. (1 M ICE LIBOR + 3.750%) 5.794%, 05/04/26 •	$1,765	$1,773,825

		70,146,731

TOTAL LOAN AGREEMENTS (Cost $199,384,289)		199,553,106

	Number of Shares
SHORT-TERM INVESTMENTS — 12.1%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 1.860%)	29,993,051	29,993,051
T. Rowe Price Investment, Ltd. (seven-day effective yield 2.024%)	486,445,108	486,445,108

TOTAL SHORT-TERM INVESTMENTS (Cost $516,438,159)		516,438,159

TOTAL INVESTMENTS — 101.2% (Cost $3,755,661,542)		4,304,654,223

Other Assets & Liabilities — (1.2)%		(53,087,722)

TOTAL NET ASSETS — 100.0%		$4,251,566,501

	Number of Contracts
WRITTEN OPTIONS

Call Options

TOTAL WRITTEN OPTIONS (See open written options schedule) (Premiums $(19,194,708))	(28,652)	(38,692,311)

†	See Security Valuation Note in the most recent semi-annual or annual report.
(1)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Valuation Hierachy table located at the end of the Schedule of Investments.
×	This loan will settle after September 30, 2019, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
µ	Perpetual security with no stated maturity date.
*	Non-income producing security.
144A @

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2019, the aggregate value of Rule 144A securities was $327,556,890, which represents 7.7% of the Fund’s net assets.

•

Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floors and caps. For loan agreements, the rate shown may represent a weighted average interest rate. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

‡

Loan Agreements in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the Prime Rate offered by one or more major U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the actual rate at September 30, 2019. Loan Agreements, while exempt from registration under the Security Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Floating rate Loan Agreements often require repayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.

#

Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At September 30, 2019, the aggregate value of restricted securities was $3,276,056 which represented 0.1% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Investment	Date of Acquisition	Cost	Value
Aurora Innovation, Inc., Series B	3/1/2019	$3,276,056	$3,276,056

Total		$3,276,056	$3,276,056

CMT — Constant Maturity Treasury.

CONV — Convertible Security.

ICE — Intercontinental Exchange.

LIBOR — London Interbank Offered Rate.

LLC — Limited Liability Company.

LP — Limited Partnership.

PLC — Public Limited Company.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2019 (Unaudited)

FLEXIBLY MANAGED FUND

Country Weightings as of 09/30/2019 ††
United States	93%
Switzerland	3
Canada	1
Ireland	1
Luxembourg	1
Netherlands	1
Total	100%

††	% of total investments as of September 30, 2019.

Summary of inputs used to value the Fund’s investments as of 9/30/2019 are as follows:

ASSETS TABLE
Description	Total Market Value at 9/30/2019	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Observable Input
ASSET BACKED SECURITIES	$15,246,849	$—	$15,246,849	$—
COMMON STOCK	2,530,088,887	2,530,088,887	—	—
REAL ESTATE INVESTMENT TRUSTS	24,125,283	24,125,283	—	—
PREFERRED STOCK
Banks	71,572,617	71,572,617	—	—
Diversified Financial Services	4,280,040	4,280,040	—	—
Electric	75,277,352	75,277,352	—	—
Electronics	9,852,162	9,852,162	—	—
Gas	8,856,495	8,856,495	—	—
Healthcare Products	64,214,380	64,214,380
Internet	3,276,056	—	—	3,276,056

TOTAL PREFERRED STOCKS	237,329,102	234,053,046	—	—

CORPORATE BONDS	781,872,837	—	781,872,837	—
LOAN AGREEMENTS	199,553,106	—	199,553,106	—
SHORT-TERM INVESTMENTS	516,438,159	516,438,159	—	—

TOTAL INVESTMENTS	$4,304,654,223	$3,304,705,375	$996,672,792	$3,276,056

LIABILITIES TABLE
Description	Total Market Value at 9/30/2019	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Observable Input
OTHER FINANCIAL INSTRUMENTS(1)
Written Options	$(38,692,311)	$(38,692,311)	$—	$—

TOTAL LIABILITIES -OTHER FINANCIAL INSTRUMENTS	$(38,692,311)	$(38,692,311)	$—	$—

1)	Other financial instruments are derivative instruments not reflected in the value of total investments in securities in the Schedule of Investments.

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investments in Securities (Market Value)
Balance as of 12/31/2018	$—
Purchases	3,276,056

Balance as of 9/30/2019	$3,276,056

It is the Fund’s practice to recognize transfers in and transfers out of the fair value hierarchy as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

Open written options contracts held by the Fund at September 30, 2019 are as follows:

Open Written Options

Call Options

Description	# of Contracts	Notional	Exercise Price	Expiration Date	Value
Alphabet, Inc.	22	$2,794,000	$1,270	1/17/2020	$(95,260)
Alphabet, Inc.	196	25,480,000	1,300	1/17/2020	(603,680)
Alphabet, Inc.	22	2,860,000	1,300	1/17/2020	(69,740)
Alphabet, Inc.	47	6,298,000	1,340	1/17/2020	(91,086)
Alphabet, Inc.	61	8,235,000	1,350	1/17/2020	(104,920)
Alphabet, Inc.	22	2,970,000	1,350	1/17/2020	(38,940)
Alphabet, Inc.	178	24,297,000	1,365	1/17/2020	(245,640)
Alphabet, Inc.	47	6,580,000	1,400	1/17/2020	(43,240)
Amazon.com, Inc.	47	7,050,000	1,500	1/17/2020	(9,870)
Amazon.com, Inc.	36	6,480,000	1,800	1/17/2020	(278,100)
Amazon.com, Inc.	12	2,400,000	2,000	1/17/2020	(24,312)
Amazon.com, Inc.	12	2,430,000	2,025	1/17/2020	(19,560)
Amazon.com, Inc.	12	2,520,000	2,100	1/17/2020	(11,172)
Amazon.com, Inc.	56	12,880,000	2,300	1/17/2020	(11,928)
Amazon.com, Inc.	24	6,000,000	2,500	1/17/2020	(1,728)
Amazon.com, Inc.	24	6,240,000	2,600	1/17/2020	(984)
American Electric Power Co., Inc.	24	6,480,000	2,700	1/17/2020	(960)
American Electric Power Co., Inc.	360	2,970,000	83	1/17/2020	(417,600)
American Electric Power Co., Inc.	1,637	13,914,500	85	1/17/2020	(1,522,410)
American Tower Corp.	1,181	11,219,500	95	1/17/2020	(307,060)
American Tower Corp.	284	4,828,000	170	1/17/2020	(1,451,240)
Anthem, Inc.	807	14,122,500	175	1/17/2020	(3,736,410)
Anthem, Inc.	70	2,100,000	300	1/17/2020	(5,950)
Anthem, Inc.	70	2,170,000	310	1/17/2020	(2,800)
Danaher Corp.	115	3,795,000	330	1/17/2020	(2,300)
Facebook, Inc.	199	2,985,000	150	1/17/2020	(95,520)
Facebook, Inc.	583	11,660,000	200	1/17/2020	(219,791)
Fiserv, Inc.	1,015	22,330,000	220	1/17/2020	(103,530)
McDonald’s Corp.	484	4,598,000	95	12/20/2019	(537,724)
McDonald’s Corp.	366	7,137,000	195	1/17/2020	(785,070)
Microsoft Corp.	367	7,340,000	200	1/17/2020	(671,610)
Microsoft Corp.	544	6,528,000	120	1/17/2020	(1,150,560)
Microsoft Corp.	2,132	26,650,000	125	1/17/2020	(3,624,400)
Microsoft Corp.	2,133	27,729,000	130	1/17/2020	(2,772,900)
NextEra Energy, Inc.	978	13,203,000	135	1/17/2020	(958,440)
NextEra Energy, Inc.	192	3,744,000	195	1/17/2020	(737,280)
The PNC Financial Services Group, Inc.,	1,231	24,620,000	200	1/17/2020	(4,111,540)
S&P Global, Inc.	757	10,598,000	140	1/17/2020	(495,835)
S&P Global, Inc.	401	8,822,000	220	1/17/2020	(1,182,950)
Texas Instruments, Inc.	401	9,223,000	230	1/17/2020	(902,250)
Texas Instruments, Inc.	405	4,860,000	120	1/17/2020	(514,350)
Texas Instruments, Inc.	1,872	23,400,000	125	1/17/2020	(1,759,680)
Texas Instruments, Inc.	980	12,740,000	130	1/17/2020	(646,800)
Texas Instruments, Inc.	100	1,350,000	135	1/17/2020	(44,000)
UnitedHealth Group, Inc.	100	1,400,000	140	1/17/2020	(28,000)
UnitedHealth Group, Inc.	163	4,401,000	270	1/17/2020	(14,344)
UnitedHealth Group, Inc.	163	4,564,000	280	1/17/2020	(7,335)
UnitedHealth Group, Inc.	284	8,236,000	290	1/17/2020	(7,384)
UnitedHealth Group, Inc.	280	8,400,000	300	1/17/2020	(3,920)
Visa, Inc.	20	620,000	310	1/17/2020	(160)
Visa, Inc.	337	5,055,000	150	1/17/2020	(909,900)
Visa, Inc.	336	5,208,000	155	1/17/2020	(779,520)
Visa, Inc.	542	8,672,000	160	1/17/2020	(948,500)
Visa, Inc.	465	7,672,500	165	1/17/2020	(709,125)
Visa, Inc.	929	15,793,000	170	1/17/2020	(1,072,995)
Visa, Inc.	1,579	27,632,500	175	1/17/2020	(1,318,465)
Yum! Brands, Inc.	377	6,786,000	180	1/17/2020	(192,270)
Yum! Brands, Inc.	516	5,160,000	100	1/17/2020	(745,620)
Yum! Brands, Inc.	1,277	13,408,500	105	1/17/2020	(1,315,310)
Yum! Brands, Inc.	389	4,473,500	115	1/17/2020	(155,989)
Yum! Brands, Inc.	389	4,668,000	120	1/17/2020	(72,354)

Total Written Options					$(38,692,311.00)